Debt (Details) - Schedule of debt - FaZe Clan Inc. [Member] - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Debt (Details) - Schedule of debt [Line Items]
Related party loans		$ 496
Other loans	37
Total principal amount outstanding	74,360	34,144
Less: Short-term debt	(3,148)	(2,910)
Less: Unamortized debt issuance costs	(358)	(251)
Long-term debt, net	70,854	30,983
2021 Cox convertible promissory note [Member]
Debt (Details) - Schedule of debt [Line Items]
Convertible Promissory Note	15,000
2021 Convertible promissory notes [Member]
Debt (Details) - Schedule of debt [Line Items]
Convertible Promissory Note	675
2020 Secured convertible promissory note [Member]
Debt (Details) - Schedule of debt [Line Items]
Convertible Promissory Note	55,000	30,000
2020 Convertible promissory notes [Member]
Debt (Details) - Schedule of debt [Line Items]
Convertible Promissory Note	2,525	2,525
2020 PPP loan [Member]
Debt (Details) - Schedule of debt [Line Items]
Convertible Promissory Note	$ 1,123	$ 1,123